Trade and Other Receivables	6 Months Ended
Jun. 30, 2018
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Trade and Other Receivables
6.	Trade and Other Receivables

Trade and other receivables are short-term and due within 1 year.

	Balance as per
	June 30, 2018	December 31, 2017
	(euros in thousands)
Trade receivables	2,069	1,594
Unbilled receivables	446	710
VAT receivable	622	582
Prepaid expenses	1,640	427
Prepaid pension costs	359	838
Interest bank	275	170
Other receivables	66	92

	5,477	4,413

Trade and unbilled receivables relate primarily to invoicing for cost reimbursements relating to the Incyte collaboration and license agreement and the ONO research and license agreement. VAT receivable relates to value added tax receivable from the Dutch tax authorities based on the tax application for the second quarter of 2018.

Prepaid expenses reflected above in the form of prepaid expenses and prepaid pension costs consist of expenses that were paid during the reporting period but are related to activities taking place in subsequent periods. The increase in prepaid expenses at June 30, 2018 relate primarily to advanced payments made to contract research and contract manufacturing organizations in support of the Company’s upcoming clinical trial activities.